Long-Term Debt Long-Term Debt - Schedule of Maturities of Long-term Debt (Details) (Cheniere Energy Partners, LP [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total	$ 8,985,500	$ 6,585,500	$ 2,185,500
2014		0
2015 to 2016		1,665,500
2017 to 2018		400,000
Thereafter		4,520,000
2016 Senior Notes [Member]
Debt Instrument [Line Items]
Total	1,665,500	1,665,500	1,665,500
2014		0
2015 to 2016		1,665,500
2017 to 2018		0
Thereafter		0
2020 Senior Notes [Member]
Debt Instrument [Line Items]
Total	420,000	420,000	420,000
2014		0
2015 to 2016		0
2017 to 2018		0
Thereafter		420,000
2021 Sabine Pass Liquefaction Senior Notes [Member]
Debt Instrument [Line Items]
Total	2,000,000	2,000,000	0
2014		0
2015 to 2016		0
2017 to 2018		0
Thereafter		2,000,000
2022 Sabine Pass Liquefaction Senior Notes [Member]
Debt Instrument [Line Items]
Total	1,000,000	1,000,000	0
2014		0
2015 to 2016		0
2017 to 2018		0
Thereafter		1,000,000
2023 Sabine Pass Liquefaction Senior Notes [Member]
Debt Instrument [Line Items]
Total	1,500,000	1,000,000	0
2014		0
2015 to 2016		0
2017 to 2018		0
Thereafter		1,000,000
2013 Liquefaction Credit Facilities [Member]
Debt Instrument [Line Items]
Total	0	100,000	0
2014		0
2015 to 2016		0
2017 to 2018		0
Thereafter		100,000
Creole Trail Pipeline Credit Facility [Member]
Debt Instrument [Line Items]
Total	400,000	400,000	0
2014		0
2015 to 2016		0
2017 to 2018		400,000
Thereafter		$ 0